Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

4. Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The Company determines the fair value of financial assets and liabilities using three levels of inputs as follows:

Level 1 – Inputs which include quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 – Inputs (other than quoted market prices included in Level 1) that are either directly or indirectly observable, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life.

Level 3 – Unobservable inputs for assets or liabilities and include little or no market activity.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. During the three and six months ended June 30, 2019, the Company had no Level 3 financial assets or liabilities that were subject to fair value measurements on a recurring basis. During the three and six months ended June 30, 2018, the Company had no Level 2 or 3 financial assets or liabilities that were subject to fair value measurements on a recurring basis.

The Company’s financial assets subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value Measurements at June 30, 2019 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$73,794	$—	$—	$73,794
U.S. government agency securities	—	2,751	—	2,751
Corporate debt securities	—	97,950	—	97,950
Commercial Paper	—	70,688	—	70,688

Total	$73,794	$171,389	$—	$245,183

	Fair Value Measurements at December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$98,268	$—	$—	$98,268

3. Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The Company determines the fair value of financial assets and liabilities using three levels of inputs as follows:

Level 1—Inputs which include quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2—Inputs (other than quoted market prices included in Level 1) that are either directly or indirectly observable, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instrument’s anticipated life.

Level 3—Unobservable inputs for assets or liabilities and include little or no market activity.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. During the years ended December 31, 2017 and 2018, the Company had no Level 2 or Level 3 financial assets or liabilities that were subject to fair value measurements on a recurring basis. The Company’s financial assets subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measurements at December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$40,921	$—	$—	$40,921

	Fair Value Measurements at December 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Money market funds included in cash and cash equivalents	$98,268	$—	$—	$98,268